Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 19, 2014
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001503123
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 19, 2014
Document Effective Date	dei_DocumentEffectiveDate	Mar. 19, 2014
Prospectus Date	rr_ProspectusDate	Feb. 27, 2014